Concentrations (Tables)	12 Months Ended
Dec. 31, 2014
CONCENTRATIONS [Abstract]
Schedule of Accounts Receivable
	December 31, 2013	December 31, 2014

Accounts receivable	544,754	532,355
Allowance for doubtful accounts	(480,076)	(418,539)
Accounts receivable, net of allowance for doubtful accounts	64,678	113,816

Schedule of Movement of Allowance for Doubtful Accounts
	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014

Balance at beginning of the year	4,416,706	2,172,972	480,076
Provisions	—	—	1,038,047
Reversed	(2,255,301)	(310,699)	(49,912)
Accounts written off	—	(1,435,204)	(1,038,047)
Translation difference	11,567	53,007	(11,625)
Balance at the end of the year	2,172,972	480,076	418,539